SUBSEQUENT EVENTS (Details) - USD ($) $ in Thousands			2 Months Ended	3 Months Ended	12 Months Ended
	Feb. 26, 2021	Feb. 16, 2021	Mar. 10, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Subsequent Event [Line Items]
Issuance of Common Stock for acquisitions				$ 159,847	$ 500	$ 3,563
Net proceeds from warrant exercises				$ 158,308
Shares issued on exercise of warrants				447,938
Common Stock warrants outstanding					15,007,494
Unvested restricted stock awards outstanding
Subsequent Event [Line Items]
Issuance of additional shares (in shares)				250,000	683,000
Subsequent Event
Subsequent Event [Line Items]
Shares issued on exercise of warrants	11,898,122
Common Stock warrants outstanding				0
Subsequent Event | Private Placement Warrants
Subsequent Event [Line Items]
Shares issued on exercise of warrants			5,850,346
Warrants exercised on a cashless basis			10,003,000
Subsequent Event | Common Stock warrants outstanding
Subsequent Event [Line Items]
Warrants exercised for cash	11,898,122
Net proceeds from warrant exercises	$ 136,800
EnvisionTEC US, LLC And Affiliates | Subsequent Event
Subsequent Event [Line Items]
Payment to acquire business		$ 143,800
Issuance of Common Stock for acquisitions (in shares)		5,036,142
Issuance of Common Stock for acquisitions		$ 159,800
EnvisionTEC US, LLC And Affiliates | Subsequent Event | Unvested restricted stock awards outstanding
Subsequent Event [Line Items]
Issuance of additional shares (in shares)		475,848